CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Cash Management, Inc. (1933 Act File No. 2-64526; 1940 Act File No. 811-2922) ("Registrant") hereby certifies (a) that the respective form of Prospectus used with respect to the Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 41 ("Amendment No. 41") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 41 was filed electronically.

WADDELL & REED ADVISORS
CASH MANAGEMENT, INC.

Dated: February 4, 2005	By:	/s/Kristen A. Richards
Kristen A. Richards
Vice President, Secretary and
Associate General Counsel